Other Note Payable (Details Narrative) - USD ($)	Dec. 31, 2014	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Principal notes payable		$ 273,172	$ 262,042	$ 246,086
6% Senior Promissory Note [Member]
Debt face amount	$ 242,498
Maturity date	Dec. 31, 2015
Revised maturity date	Jun. 30, 2016
Principal notes payable		273,172	262,040	242,498
Accrued Interest		$ 30,674	$ 19,542	$ 3,588